ACQUISITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION

NOTE 3 – ACQUISITION

Safe Pro USA

On June 7, 2022 (“Measurement Date One”) and amended on October 27, 2022, May 12, 2023, August 15, 2023 and August 26, 2023, the Company entered into and closed on a Share Exchange Agreement (the “Exchange Agreement”) with (i) Safe-Pro USA, (ii) the members of Safe-Pro USA (the “Safe-Pro USA Members”), and (iii) the Representative of the Safe-Pro USA Members. Pursuant to the Exchange Agreement, On June 7, 2022, the Company acquired 100% of the Safe-Pro USA Members units, representing 100% of Safe-Pro USA’s issued and outstanding member interests (the “Safe Pro USA Member Interests”) in exchange for 3,000,000 Series A preferred stock of the Company. Safe-Pro USA is a premier manufacturer and seller of high-performance ballistics solutions, including ballistic protective equipment, consisting of explosive ordinance disposal and unexploded ordinance disposal products, ballistic vests, body armor, helmets, ballistic blankets, and more. For accounting purposes, the total purchase consideration paid was valued at $760,000, which consists of the fair value of the Series A preferred stock, based on the fair value of the business of Safe-Pro USA on Measurement Date One. The Safe-Pro USA Members also entered into employment agreements, including non-competition provisions, to continue with Safe-Pro USA (See Note 11). This acquisition was treated as a business combination under ASC 805 “Business Combinations”.

On August 26, 2023, in connection with the fourth amendment to the exchange agreement with Safe-Pro USA, amongst other items, the Company agreed that after the Company has listed its common stock for trading on a national market system exchange (the “Listing”), the Company shall award the former members of Safe-Pro USA a number of shares of the Company’s common stock equal to $2,500,000 (the “Listing Shares”), valued at the opening price on the date of the Listing. The Listing Shares will vest upon the Company achieving $5,000,000 in revenue through the sale of Safe-Pro USA manufactured products calculated on a trailing twelve-month basis calculated from the date of this amendment forward. Upon the Company achieving $5,000,000 in revenue through the sale of Safe-Pro USA manufactured products, calculated from the date of this amendment forward, the former Safe-Pro USA members will be entitled to a one-time payment in an amount equal to 10% of the net profits generated therefrom. Upon completion of an initial public offering (“IPO”), the Sellers of Safe-Pro USA may request acceleration of amounts due to them up to $500,000 based on the collection of accounts receivable from their significant customer. The Company considered the Listing Shares to be compensatory in nature and not part of the purchase price consideration paid since, pursuant to ASC 815-10-25 (i) the fourth amendment to the exchange agreement with Safe-Pro USA dated August 26, 2023 exceeded the one-year measurement period which began on Measurement Date One. Pursuant to ASC 805-10-25-19, after the measurement period ends, the Company shall revise the accounting for a business combination only to correct an error in accordance with Topic 250, (ii) the facts and circumstances surrounding the Listing Shares did not exist on the acquisition date of June 2, 2022, and (iii) the Listing Shares were considered an incentive to the Safe-Pro USA members to achieve $5,000,000 in revenues through the sale of Safe-Pro USA manufactured products calculated on a trailing twelve-month basis and the Listing Shares only vest upon the Company achieving such revenues. The Listing Shares shall be accounted for pursuant to ASC 718 – Stock-based compensation. Pursuant to ASC 718, the value of the Listing Shares shall be recognized upon a successful IPO and when the attainment of the performance condition of $5,000,000 in revenues is probable.

Airborne Response

On August 29, 2022 (the “Measurement Date Two”), the Company entered into and closed on an Acquisition Agreement (the “Acquisition Agreement”) with (i) Airborne Response and (ii) the shareholders of Airborne Response. Pursuant to the Acquisition Agreement, the Company acquired 100% of the issued and outstanding shares of Airborne Response in exchange for 3,275,000 Series B preferred stock of the Company. Airborne Response is a provider of mission critical aerial intelligence solutions using uncrewed aircraft systems (UAS), more commonly known as “drones”, to its customers. Airborne Response delivers a full range of drone-based, aerial services including site surveys/mapping, infrastructure inspection (visual, IR, thermal), data capture, analytics and processing powered by machine learning and artificial intelligence (AI) to provide customers with comprehensive data-driven insights and reporting. The Series B preferred stock was valued at $880,000 based on the fair value of the business of Airborne Response on Measurement Date Two. The Airborne Response Sellers also entered into employment agreements, including non-competition provisions, to continue with Airborne Response after the acquisition (See Note 11). This acquisition was treated as a business combination under ASC 805 “Business Combinations”.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

Safe Pro AI

On March 9, 2023 (the “Closing Date” and measurement date), the Company entered into and closed on a Share Exchange Agreement (the “Share Exchange Agreement”) with (i) Safe Pro AI and (ii) the members of Safe Pro AI. Pursuant to the Share Exchange Agreement, the Company acquired 100% of the member interests of Safe Pro AI in exchange for 281,250 shares of the Company’s common stock, which 70,312 shares vested on September 9, 2023 and remaining shares were to vest as follows: 70,314 shares twelve-month anniversary of the Closing Date, 70,312 on the eighteen-month anniversary of the Closing Date, and 70,312 on the twenty-four-month anniversary of the Closing Date. On December 31, 2023, the Company’s board of directors approved the vesting of the remaining 210,938 shares. Safe Pro AI owns certain software technologies that enable the rapid, automated processing of aerial and ground-based imagery making it an ideal solution for a number of applications including demining and in law enforcement and security. These shares were valued at $545,625, or $1.94 per share, on the measurement date based on recent sales of units of common stock and warrants. Other than owning certain technologies, Safe Pro AI had no operations or no employees and was not considered a business. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the Exchange Agreement and the business of Safe Pro AI to determine if the Company acquired a business or acquired assets. Based on this analysis, it was determined that the Company acquired an asset. No goodwill was recorded since the Exchange Agreement was accounted for as an asset purchase. In accordance with ASC 805, the fair value of the assets acquired is based on either the fair value of the consideration given or the fair value of the assets acquired, whichever is more clearly evident, and thus, more reliably measurable. The Company used the fair value of the 281,250 shares of common stock issued of $545,625 as the fair value of the assets acquired since this value was more clearly evident, and thus, more reliable measurable than the fair value of the software acquired. This acquisition was treated as an asset acquisition under ASC 805 “Business Combinations” since Safe Pro AI did not meet the definition of a business under ASC 805. ACS 805 requires the use of the relative fair value method for asset acquisitions to allocate the purchase price, however, since only a single software asset was acquired, the entire purchase price was allocated to this asset.

For the above acquisitions treated as a business combination, the assets acquired, and liabilities assumed were recorded at their estimated fair values on the respective acquisition date, subject to adjustment during the measurement period with subsequent changes to be recognized in earnings or loss. These estimates are inherently uncertain and are subject to refinement. Management develops estimates based on assumptions as a part of the purchase price allocation process to value the assets acquired, and liabilities assumed as of the business acquisition date. As a result, during the purchase price measurement period, which may be up to one year from the business acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed based on completion of adjusted valuations, with the corresponding offset to goodwill. After the purchase price measurement period, the Company may record any adjustments to assets acquired or liabilities assumed in operating expenses in the period in which the adjustments may have been determined. Based upon the purchase price allocations, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of the respective 2022 and 2023 acquisitions:

	Safe-Pro USA	Airborne Response	Safe Pro AI	Total
Assets acquired:
Cash	$75,868	$120,036	$-	$195,904
Accounts receivable, net	1,633,100	29,293	-	1,662,393
Inventory	67,143	-	-	67,143
Prepaid expenses and other current assets	37,500	209,852	-	247,352
Property and equipment	335,030	17,414	-	352,444
Other assets	4,000	-	-	4,000
Right of use assets	154,265	-	-	154,265
Other intangible assets	203,000	495,000	545,625	1,243,625
Goodwill	518,255	166,612	-	684,867
Total assets acquired at fair value	3,028,161	1,038,207	545,625	4,611,993
Liabilities assumed:
Notes payable	(146,000)	-	-	(146,000)
Accounts payable	(85,250)	(9,937)	-	(95,187)
Accrued expenses	(257,408)	(148,270)	-	(405,678)
Due to related parties	(1,622,540)	-	-	(1,622,540)
Lease liabilities	(156,963)	-	-	(156,963)
Total liabilities assumed	(2,268,161)	(158,207)	-	(2,426,368)
Net asset acquired	$760,000	$880,000	$545,625	$2,185,625
Purchase consideration paid:
Series A preferred shares issued	$760,000	$-	$-	$760,000
Series B preferred shares issued	-	880,000	-	880,000
Fair value of common stock issued	-	-	545,625	545,625
Total purchase consideration paid	$760,000	$880,000	$545,625	$2,185,625

Goodwill is expected to be deductible for income tax purposes over a period of 15 years.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Safe-Pro USA and Airborne Response had occurred as of the beginning of the following period:

Year Ended
December 31, 2022
Net Revenues	$3,202,587
Net Loss	$(203,088)
Net Loss Attributable to Common Stockholders	$(203,088)
Net Loss per Share	$(0.04)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.